Intangible Assets	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Intangible Assets

8.	Intangible Assets

Intangible assets amounted to $15,711,584 and $21,459,193 as of December 31, 2011 and December 31, 2010, respectively. Intangible assets consisted of the following:

	December 31, 2011	December 31, 2010
Trade mark	$1,322	$-
Land use rights	16,890,153	21,459,193
Less accumulated amortization	(1,179,891)	-
Land use rights, net	$15,711,584	$21,459,193

The Chinese government owns all land in the PRC. However, the government grants "land use rights" for terms ranging from 20 to 50 years. The Company is amortizing the cost of land use rights over the usage terms. Intangible assets are reviewed at least annually and more often if circumstances dictate, to determine whether their carrying value has become impaired. The Company considers assets to be impaired if the carrying value exceeds the future projected cash flows from related operations. The Company also re-evaluates the periods of amortization to determine whether subsequent events and circumstances warrant revised estimates of useful lives. As of December 31, 2011, the Company determined that there had been no impairment.

Approximately $15,740,000 was paid to an unrelated party - Pingqiao Industrial Park in Luan city, Anhui Province, China - for acquiring land use rights. The Company intends to construct a factory, research and development center and a commercial center on this land.

Approximately $6,296,000 was paid to Youbang Pharmaceuticals Co., Ltd., an unrelated party for acquiring land use rights as of December 31, 2010. The Company intended to build a warehouse and distribution center on this land. Then $1,574,000 of this $6,296,000 was returned to the Company during the year ended December 31, 2011. As of December 31, 2011, the balance of $4,722,000 is booked in other receivable and the company expects to receive such receivables by December 2012. The agreement was canceled due to the seller’s failure to provide land use right certificate.

As of December 31, 2011, the Company leased a land use right of 503 Chinese acres of land with a twenty years term for the company’s agricultural and forestry business with a cost of approximately $189,000, and the Company leased another 5,006 Chinese acres of land located in Yumin Village, Sun Gang County, Jin An District with a thirty years term with a cost of approximately $961, 000, as Guoying agricultural and forestry land to grow oil-tea camellia plants.

Amortization expenses amounted $1,161,901 and $0 for the years ended December 31, 2011 and 2010, respectively. The Company does not have amortization expenses for the year ended December 31, 2010 because in 2010 the land use right are advances for land use right for the year ended December 31, 2010.